                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07575

Morgan Stanley Income Builder Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Income Builder Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended March 31, 2006

Total Return for the 6 Months Ended March 31, 2006

Class A	Class B	Class C	Class D	Russell 1000® Value Index[1]	Lehman Brothers U.S. Government/ Credit Index[2]	Lipper Income Funds Index[3]
3.30%	2.88%	2.92%	3.33%	7.27%	–0.42%	3.21%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the six-month period, high oil prices, rising inflation, the economic toll of the Gulf Coast hurricanes and the Federal Open Market Committee's (the "Fed's") interest rate increases were among the most significant concerns shaping market sentiment. A flattening yield curve (that is, the yields on short-term bonds began to approach those of long-term bonds) was viewed by some investors as an indication of future economic deterioration. However, the economy demonstrated greater resiliency than many expected. Consumer confidence and retail sales showed initial signs of distress following the hurricanes, but rebounded fairly quickly. Corporate profits continued to be healthy for the most part, although earnings began to slow somewhat after several strong quarters.

The strong merger-and-acquisition activity of 2005 retained its pace into 2006. Although fourth quarter gross domestic product data fell short of expectations, investors believed the weakness to be temporary. While core inflation data remained tame, commodities commanded high prices. Against this backdrop, the Fed implemented two rate increases in the first quarter of 2006.

Overall, domestic stocks and convertible securities outpaced investment-grade bonds by a wide margin. Within the Russell 1000® Value Index (the Fund's universe of stock investments), the financials, industrials and telecommunication services sectors led performance during the six-month period. Energy and utilities were the Index's most lagging sectors. Conditions improved in the convertible securities market, as turbulence caused by hedge fund activity subsided and valuations in the asset class benefited from the further narrowing of credit spreads. The sustained outperformance of small- and mid-capitalization stocks was also advantageous, as small- and mid-cap companies are significant issuers of convertible securities. Among investment-grade corporate bonds, financials and Aaa-rated issues posted the highest returns, while industrials and A-rated issues posted the lowest returns.

Performance Analysis

Morgan Stanley Income Builder Fund underperformed the Russell 1000 Value Index and outperformed the Lehman Brothers U.S. Government/Credit Index for the six months ended March 31, 2006, assuming no deduction of applicable sales charges. Class A and D shares outperformed and Class B and C shares underperformed the Lipper Income Funds Index for the same period, again assuming no deduction of applicable sales charges.

Within the stock portfolio, the Fund generated outperformance relative to the Russell 1000 Value Index in the energy, utilities and consumer discretionary sectors. Our strong stock selection in energy, particularly in the oil field service companies, added to relative gains. The Fund's underweight in utilities enhanced relative results, as the Index's sector declined during the period. In consumer discretionary, a lack of exposure to the beleaguered auto and auto parts industry served the Fund well. Conversely, the Fund's relative performance was hampered by an underweight in the financials sector, as banking and diversified financial services stocks did well within the Index. In the technology sector, our selection among semiconductor and software and services stocks dampened results, due to company-specific events. A relative overweight to the health care sector, in which the Fund owns a significant proportion of pharmaceutical stocks, also detracted. Patent litigation and pipeline growth have been ongoing concerns, particularly as investors remain uncertain on how pharmaceutical companies will adapt their business models to contend with these issues.

The Fund's allocation to investment-grade fixed-income securities, (representing XX percent of the portfolio at the end of the reporting period) tempered overall Fund performance, as the stock markets outpaced the bond markets during the reporting period. Within the fixed-income segment, we kept the Fund's overall interest-rate exposure well below that of the Lehman benchmark. This conservative posture was advantageous as interest rates rose across the yield curve, especially in the short-term and intermediate-portions of the curve. Favorable sector and security selection, most notably an underweight in the troubled automotive sector, benefited performance versus the Lehman benchmark. Additionally, the Fund's focus on higher-rated issues contributed positively to both absolute and relative performance.

The Fund's investments in convertible securities (an XX percent allocation in the portfolio at the end of the reporting period) performed well, driven by the strong performance of individual holdings, rather than broad sector or industry trends. In particular, our picks in the semiconductor industry (especially telecommunications-related companies) and in the industrials sector were standouts. In contrast, the utilities sector was an area of weakness for the Fund.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Clear Channel Communications	3.3%
Starwood Hotels Resorts	3.2
Disney (Walt) Co. (The)	2.7
JPMorgan Chase & Co.	2.1
Toll Corp	2.1
Continental Airlines Inc	2.0
Intel Corp.	2.0
Church & Dwight Co Inc	1.9
Citigroup, Inc.	1.8
Bayer AG (ADR) (Germany)	1.8

PORTFOLIO COMPOSITION
Common Stocks	62.7%
Conv Corp Nt/Bd	14.8
Corp Notes/Bonds	12.6
Conv Pfd Stocks	6.8
Short-Term Paper	3.1

Data as of March 31, 2006. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets, and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in income-producing equity and fixed-income securities, with normally at least 65 percent of its assets invested in income-producing equity securities, including common stock, preferred stock and convertible securities. The Fund may invest up to 15 percent of its net assets in real estate investment trusts (commonly known as "REITs"). The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., utilizes a value-oriented style in the selection of securities. Investments are normally made primarily in (i) common stocks (including depositary receipts) of large capitalization companies with a record of paying dividends and which, in the opinion of the Investment Adviser, have the potential for maintaining dividends, (ii) preferred stock and (iii) securities convertible into common stocks of small-, mid- and large-cap companies – including "synthetic" and "exchangeable" convertibles. The Fund's investments can also include "Rule 144A" securities, which are subject to resale restrictions, and foreign securities. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 06/26/96)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	INBAX		INBBX		INBCX		INBDX
1 Year	9.89	% [4]	9.06	% [4]	9.07	% [4]	10.05	% [4]
	4.12	[5]	4.06	[5]	8.07	[5]	—
5 Years	6.22	[4]	5.40	[4]	5.40	[4]	6.46	[4]
	5.08	[5]	5.08	[5]	5.40	[5]	—
Since Inception	5.58	[4]	6.80	[4]	4.80	[4]	5.84	[4]
	4.93	[5]	6.80	[5]	4.80	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/05 – 03/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/01/05	03/31/06	10/01/05 – 03/31/06
Class A
Actual (3.30% return)	$1,000.00	$1,033.00	$6.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.54
Class B
Actual (2.88% return)	$1,000.00	$1,028.80	$10.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.66	$10.35
Class C
Actual (2.92% return)	$1,000.00	$1,029.20	$10.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.81	$10.20
Class D
Actual (3.33% return)	$1,000.00	$1,033.30	$5.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.65	$5.34

*	Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.06%, 2.03% and 1.06% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (62.5%)
	Aerospace & Defense (1.4%)
14,470	Northrop Grumman Corp.	$988,156
21,970	Raytheon Co.	1,007,105
		1,995,261
	Beverages: Alcoholic (0.5%)
11,750	Diageo PLC (ADR) (United Kingdom)	745,303
	Beverages: Non-Alcoholic (1.0%)
32,500	Coca-Cola Co. (The)	1,360,775
	Biotechnology (0.7%)
22,900	Chiron Corp.*	1,049,049
	Broadcasting (1.2%)
60,050	Clear Channel Communications, Inc.	1,742,050
	Casino/Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp.†(a)*	0
	Chemicals: Major Diversified (2.7%)
62,080	Bayer AG (ADR) (Germany)	2,486,304
4,360	Dow Chemical Co. (The)	177,016
19,300	Du Pont (E.I.) de Nemours & Co.	814,653
7,618	Lanxess (Germany)*	286,150
		3,764,123
	Computer Processing Hardware (0.3%)
12,600	Hewlett-Packard Co.	414,540
	Department Stores (0.6%)
15,550	Kohl's Corp.*.	824,306
	Discount Stores (0.9%)
28,050	Wal-Mart Stores, Inc.	1,325,082
	Electric Utilities (2.1%)
24,900	American Electric Power Co., Inc.	847,098
17,440	Entergy Corp.	1,202,314
19,160	FirstEnergy Corp.	936,924
		2,986,336
	Finance/Rental/Leasing (1.2%)
27,710	Freddie Mac	1,690,310

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Financial Conglomerates (4.6%)
52,793	Citigroup, Inc.	$2,493,941
72,032	JPMorgan Chase & Co.	2,999,412
16,500	State Street Corp.	997,095
		6,490,448
	Food: Major Diversified (1.5%)
30,150	Unilever N.V. (NY Registered Shares) (Netherlands)	2,086,983
	Food: Specialty/Candy (0.6%)
22,400	Cadbury Schweppes PLC (ADR) (United Kingdom)	896,000
	Household/Personal Care (0.6%)
7,250	Avon Products, Inc.	225,982
11,900	Procter & Gamble Co. (The)	685,678
		911,660
	Industrial Conglomerates (3.3%)
67,660	General Electric Co.	2,353,215
18,076	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	755,396
16,600	Siemens AG (ADR) (Germany)	1,546,622
		4,655,233
	Insurance Brokers/Services (1.1%)
51,800	Marsh & McLennan Companies, Inc.	1,520,848
	Integrated Oil (3.4%)
20,120	BP PLC (ADR) (United Kingdom)	1,387,073
22,236	ConocoPhillips	1,404,203
9,620	Exxon Mobil Corp.	585,473
23,400	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	1,456,884
		4,833,633
	Investment Banks/Brokers (3.3%)
15,508	E*Trade Financial Corp.*	367,465
3,850	Goldman Sachs Group, Inc. (The)	604,296
28,600	Merrill Lynch & Co., Inc.	2,252,536
83,300	Schwab (Charles) Corp. (The)	1,433,593
		4,657,890
	Life/Health Insurance (0.3%)
23,400	Aegon N.V. (NY Registered Shares) (Netherlands)	431,262
	Major Banks (1.8%)
33,089	Bank of America Corp.	1,506,873
15,790	PNC Financial Services Group	1,062,825
		2,569,698

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Telecommunications (3.7%)
40,300	France Telecom S.A. (ADR) (France)	$905,944
91,026	Sprint Nextel Corp.	2,352,112
56,910	Verizon Communications Inc.	1,938,355
		5,196,411
	Managed Health Care (1.0%)
11,100	CIGNA Corp.	1,449,882
	Media Conglomerates (3.4%)
4,650	CBS Corp. (Class B)	111,507
55,420	Disney (Walt) Co. (The)	1,545,664
124,820	Time Warner, Inc.	2,095,728
25,150	Viacom, Inc. (Class B shares)*	975,820
		4,728,719
	Medical Specialties (0.8%)
13,800	Applera Corp. – Applied Biosystems Group	374,532
12,590	Bausch & Lomb, Inc.	801,983
		1,176,515
	Motor Vehicles (0.6%)
26,400	Honda Motor Co., Ltd. (ADR) (Japan)	817,344
	Multi-Line Insurance (0.6%)
9,790	Hartford Financial Services Group, Inc. (The)	788,585
	Oil & Gas Pipelines (0.5%)
34,000	Williams Companies, Inc. (The)	727,260
	Oilfield Services/Equipment (1.4%)
15,310	Schlumberger Ltd. (Netherlands Antilles)	1,937,787
	Packaged Software (1.2%)
99,100	Symantec Corp.*	1,667,853
	Pharmaceuticals: Major (8.9%)
24,500	Abbott Laboratories	1,040,515
82,390	Bristol-Myers Squibb Co.	2,027,618
16,200	GlaxoSmithKline PLC (ADR) (United Kingdom)	847,422
27,900	Lilly (Eli) & Co.	1,542,870
60,400	Pfizer, Inc.	1,505,168
24,920	Roche Holdings Ltd. (ADR) (Switzerland)	1,854,671
16,560	Sanofi-Aventis (ADR) (France)	785,772
90,270	Schering-Plough Corp.	1,714,227
26,440	Wyeth	1,282,869
		12,601,132
	Precious Metals (1.1%)
29,000	Newmont Mining Corp.	1,504,810

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Property – Casualty Insurers (2.8%)
3,900	ACE Ltd. (Cayman Islands)	$202,839
14,910	Chubb Corp. (The)	1,423,010
36,570	St. Paul Travelers Companies, Inc. (The)	1,528,260
11,800	XL Capital Ltd. (Class A) (Cayman Islands)	756,498
		3,910,607
	Regional Banks (0.2%)
5,600	Fifth Third Bancorp	220,416
	Restaurants (0.3%)
13,190	McDonald's Corp.	453,208
	Semiconductors (1.0%)
35,350	Intel Corp.	684,023
50,500	Micron Technology, Inc.*.	743,360
		1,427,383
	Specialty Insurance (0.6%)
8,500	MGIC Investment Corp.	566,355
7,100	PMI Group, Inc. (The)	326,032
		892,387
	Specialty Stores (0.3%)
10,300	Office Depot, Inc.*	383,572
	Telecommunication Equipment (0.4%)
23,217	Motorola, Inc.	531,901
	Tobacco (0.6%)
12,890	Altria Group, Inc.	913,385
	Total Common Stocks (Cost $75,609,833)	88,279,947

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Convertible Bonds (14.7%)
	Airlines (2.0%)
$2,800	Continental Airlines Inc.	4.50%	02/01/07	2,775,500
	Cable/Satellite TV (1.4%)
2,000	Echostar Communications Corp.	5.75	05/15/08	1,985,000
	Electric Utilities (0.6%)
297	PG&E Corp.	9.50	06/30/10	840,881
	Electronic Components (0.7%)
1,000	SCI Systems, Inc.	3.00	03/15/07	972,500

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electronic Production Equipment (1.3%)
$1,900	Veeco Instruments, Inc.	4.125%	12/21/08	$1,854,875
	Hotels/Resorts/Cruiselines (1.7%)
2,000	Hilton Hotels Corp. – 144A**	3.375	04/15/23	2,437,500
	Household/Personal Care (1.8%)
2,000	Church & Dwight Co., Inc. – 144A**	5.25	08/15/33	2,617,500
	Internet Retail (0.8%)
1,214	Amazon.com, Inc.	4.75	02/01/09	1,160,888
	Investment Banks/Brokers (0.3%)
375	E*Trade Financial Corp.	6.00	02/01/07	429,844
	Media Conglomerates (1.5%)
1,920	Walt Disney Co. (The)	2.125	04/15/23	2,071,200
	Semiconductors (2.6%)
2,400	Intel Corp. – 144A**	2.95	12/15/35	2,070,000
1,550	Skyworks Solutions, Inc.	4.75	11/15/07	1,555,813
				3,625,813
	Total Convertible Bonds (Cost $19,881,154)			20,771,501
	Corporate Bonds (12.6%)
	Agricultural Commodities/Milling (1.7%)
2,250	Corn Products International Inc.	8.25	07/15/07	2,318,378
	Apparel/Footwear (1.6%)
2,250	Tommy Hilfiger USA Inc.	6.85	06/01/08	2,317,500
	Broadcasting (2.1%)
2,800	Clear Channel Communications, Inc.	8.00	11/01/08	2,940,966
	Cable/Satellite TV (0.1%)
125	CSC Holdings, Inc.	7.625	07/15/18	124,219
	Electric Utilities (0.2%)
100	CMS Energy Corp.	7.50	01/15/09	103,375
50	MidAmerican Energy Holdings	7.63	10/15/07	51,560
175	Niagara Mohawk Power (Series G)	7.75	10/01/08	184,041
				338,976

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Home Building (2.1%)
$75	D.R. Horton Inc.	8.00%	02/01/09	$79,433
2,800	Toll Corp.	8.25	02/01/11	2,915,500
				2,994,933
	Hotels/Resorts/Cruiselines (3.2%)
400	Starwood Hotels & Resorts Worldwide, Inc.	7.375	11/15/15	434,000
3,700	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	4,042,250
				4,476,250
	Miscellaneous Manufacturing (0.2%)
200	Ametek Inc.	7.20	07/15/08	205,902
	Other Consumer Specialties (0.0%)
79	Boyds Collection Ltd. (Series B) (a)	9.00	05/15/08	7,900
	Publishing: Newspapers (1.4%)
2,000	Media General Inc.	6.95	09/01/06	2,007,266
	Total Corporate Bonds (Cost $17,301,936)			17,732,290

NUMBER OF SHARES
	Convertible Preferred Stocks (6.8%)
	Financial Conglomerates (1.3%)
57,000	Citigroup Funding Inc. (Series GNW) $1.4809††	1,792,650
	Investment Banks/Brokers (1.1%)
62,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	1,643,000
	Life/Health Insurance (1.4%)
72,000	MetLife, Inc. $1.5938	1,931,760
	Pharmaceuticals: Major (0.5%)
15,200	Schering-Plough Corp. $3.00	771,856
	Property – Casualty Insurers (1.2%)
70,000	Travelers Property Casualty Corp. $1.125	1,679,300
	Telecommunication Equipment (1.3%)
1,800	Lucent Technologies Capital Trust I $77.50	1,821,600
	Total Convertible Preferred Stocks (Cost $9,517,339)	9,640,166

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investment (3.1%)
	Repurchase Agreement
$4,357	Joint repurchase agreement account (dated 03/31/06; proceeds $4,358,737) (b) (cost $4,357,000)	4.785%	04/03/06	$4,357,000
	Total Investments (Cost $126,667,262) (c)		99.7%	140,780,904
	Other Assets in Excess of Liabilities		0.3	438,156
	Net Assets		100.0%	$141,219,060

ADR	American Depositary Receipt.
ADS	American Depositary Shares.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Resale is restricted; acquired 12/31/95 at a cost basis of $21,129.
††	Variable rate security. Rate shown is the rate in effect at March 31, 2006.
(a)	Securities with total market value equal to $7,900 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,631,769 and the aggregate gross unrealized depreciation is $5,518,127, resulting in net unrealized appreciation of $14,113,642.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Summary of Investments March 31, 2006 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Pharmaceuticals: Major	$ 13,372,988	9.5%
Financial Conglomerates	8,283,098	5.9
Hotels/Resorts/Cruiselines	6,913,750	4.9
Media Conglomerates	6,799,919	4.8
Investment Banks/Brokers	6,730,734	4.8
Property – Casualty Insurers	5,589,907	4.0
Major Telecommunications	5,196,411	3.7
Semiconductors	5,053,196	3.6
Integrated Oil	4,833,633	3.4
Broadcasting	4,683,016	3.3
Industrial Conglomerates	4,655,233	3.3
Repurchase Agreement	4,357,000	3.1
Electric Utilities	4,166,193	2.9
Chemicals: Major Diversified	3,764,123	2.7
Household/Personal Care	3,529,160	2.5
Home Building	2,994,933	2.1
Airlines	2,775,500	2.0
Major Banks	2,569,698	1.8
Life/Health Insurance	2,363,022	1.7
Telecommunication Equipment	2,353,501	1.7
Agricultural Commodities/Milling	2,318,378	1.6
Apparel/Footwear	2,317,500	1.6
Cable/Satellite TV	2,109,219	1.5
Food: Major Diversified	2,086,983	1.5
Publishing: Newspapers	2,007,266	1.4
Aerospace & Defense	1,995,261	1.4
Oilfield Services/Equipment	1,937,787	1.4
Electronic Production Equipment	$ 1,854,875	1.3%
Finance/Rental/Leasing	1,690,310	1.2
Packaged Software	1,667,853	1.2
Insurance Brokers/Services	1,520,848	1.1
Precious Metals	1,504,810	1.1
Managed Health Care	1,449,882	1.0
Beverages: Non-Alcoholic	1,360,775	1.0
Discount Stores	1,325,082	0.9
Medical Specialties	1,176,515	0.8
Internet Retail	1,160,888	0.8
Biotechnology	1,049,049	0.7
Electronic Components	972,500	0.7
Tobacco	913,385	0.6
Food: Specialty/Candy	896,000	0.6
Specialty Insurance	892,387	0.6
Department Stores	824,306	0.6
Motor Vehicles	817,344	0.6
Multi-Line Insurance	788,585	0.6
Beverages: Alcoholic	745,303	0.5
Oil & Gas Pipelines	727,260	0.5
Restaurants	453,208	0.3
Computer Processing Hardware	414,540	0.3
Specialty Stores	383,572	0.3
Regional Banks	220,416	0.2
Miscellaneous Manufacturing	205,902	0.1
Other Consumer Specialties	7,900	0.0
	$140,780,904	99.7%

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $126,667,262)	$140,780,904
Receivable for:
Interest	601,411
Investments sold	321,604
Dividends	170,219
Shares of beneficial interest sold	32,844
Prepaid expenses and other assets	22,685
Total Assets	141,929,667
Liabilities:
Payable for:
Investments purchased	247,729
Shares of beneficial interest redeemed	224,251
Distribution fee	82,177
Investment advisory fee	81,249
Administration fee	9,701
Accrued expenses and other payables	65,500
Total Liabilities	710,607
Net Assets	$141,219,060
Composition of Net Assets:
Paid-in-capital	$149,509,707
Net unrealized appreciation	14,113,642
Accumulated undistributed net investment income	284,282
Accumulated net realized loss	(22,688,571)
Net Assets	$141,219,060
Class A Shares:
Net Assets	$61,308,513
Shares Outstanding (unlimited authorized, $.01 par value)	5,141,040
Net Asset Value Per Share	$11.93
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.59
Class B Shares:
Net Assets	$59,248,607
Shares Outstanding (unlimited authorized, $.01 par value)	4,958,745
Net Asset Value Per Share	$11.95
Class C Shares:
Net Assets	$19,732,660
Shares Outstanding (unlimited authorized, $.01 par value)	1,657,437
Net Asset Value Per Share	$11.91
Class D Shares:
Net Assets	$929,280
Shares Outstanding (unlimited authorized, $.01 par value)	77,938
Net Asset Value Per Share	$11.92

Statement of Operations

For the six months ended March 31, 2006 (unaudited)

Net Investment Income:
Income
Interest	$1,243,056
Dividends (net of $14,770 foreign withholding tax)	1,202,166
Total Income	2,445,222
Expenses
Investment advisory fee	489,833
Distribution fee (Class A shares)	68,131
Distribution fee (Class B shares)	338,644
Distribution fee (Class C shares)	98,459
Transfer agent fees and expenses	84,174
Professional fees	69,305
Administration fee	58,488
Shareholder reports and notices	31,280
Registration fees	25,310
Custodian fees	9,244
Trustees' fees and expenses	479
Other	8,028
Total Expenses	1,281,375
Net Investment Income	1,163,847
Net Realized and Unrealized Gain (Loss):
Net realized gain	5,974,060
Net change in unrealized appreciation	(2,791,361)
Net Gain	3,182,699
Net Increase	$4,346,546

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2006	FOR THE YEAR ENDED SEPTEMBER 30, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,163,847	$3,082,433
Net realized gain	5,974,060	12,290,886
Net change in unrealized appreciation	(2,791,361)	4,258,901
Net Increase	4,346,546	19,632,220
Dividends to Shareholders from Net Investment Income:
Class A shares	(940,732)	(812,324)
Class B shares	(826,336)	(2,230,651)
Class C shares	(256,514)	(454,856)
Class D shares	(27,711)	(72,757)
Total Dividends	(2,051,293)	(3,570,588)
Net decrease from transactions in shares of beneficial interest	(13,387,434)	(25,218,671)
Net Decrease	(11,092,181)	(9,157,039)
Net Assets:
Beginning of period	152,311,241	161,468,280
End of Period (Including accumulated undistributed net investment income of $284,282 and $1,171,728, respectively)	$141,219,060	$152,311,241

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Income Builder Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million and 0.645% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,394,963 at March 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

The Distributor has informed the Fund that for the six months ended March 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $86,445 and $281, respectively and received $23,064 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006 aggregated $14,359,466 and $30,046,858, respectively. Included in the aforementioned transactions are purchases with other Morgan Stanley funds of $202,481.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2005, the Fund had a net capital loss carryforward of $28,411,064 of which $6,899,871 will expire on September 30, 2010 and $21,511,193 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	164,917	$1,946,174	226,386	$2,567,956
Conversion from Class B	891,795	10,552,032	4,692,373	52,472,756
Reinvestment of dividends	60,021	712,994	53,229	610,733
Redeemed	(614,106)	(7,240,286)	(669,333)	(7,663,761)
Net increase – Class A	502,627	5,970,914	4,302,655	47,987,684
CLASS B SHARES
Sold	321,776	3,787,512	1,039,483	11,727,105
Conversion to Class A	(891,038)	(10,552,032)	(4,691,862)	(52,472,756)
Reinvestment of dividends	49,832	592,173	141,732	1,604,047
Redeemed	(887,040)	(10,476,082)	(2,800,689)	(31,446,935)
Net decrease – Class B	(1,406,470)	(16,648,429)	(6,311,336)	(70,588,539)
CLASS C SHARES
Sold	61,230	722,474	141,100	1,585,730
Reinvestment of dividends	17,112	202,777	31,779	359,753
Redeemed	(205,860)	(2,425,438)	(339,451)	(3,812,804)
Net decrease – Class C	(127,518)	(1,500,187)	(166,572)	(1,867,321)
CLASS D SHARES
Sold	14,528	172,423	26,991	308,347
Reinvestment of dividends	1,109	13,176	2,656	30,058
Redeemed	(116,880)	(1,395,331)	(96,835)	(1,088,900)
Net decrease – Class D	(101,243)	(1,209,732)	(67,188)	(750,495)
Net decrease in Fund	(1,132,604)	$(13,387,434)	(2,242,441)	$(25,218,671)

7.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied plaintiff's motion to supplement their complaint. This matter is now concluded.

8.   Fund Merger

On February 6, 2006, the Trustees of Morgan Stanley Balanced Growth Fund (‘‘Balanced Growth’’) and the Fund approved a plan of reorganization whereby the Fund would be merged into Balanced Growth. The plan of reorganization is subject to the consent of the Fund’s shareholders at a special meeting scheduled to be held during the third quarter of 2006. If approved, the assets of the Fund would be combined with the assets of Balanced Growth and shareholders of the Fund would become shareholders of Balanced Growth, receiving shares of the corresponding class of Balanced Growth equal to the value of their holdings in the Fund.

Morgan Stanley Income Builder Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.74		$10.61	$9.76	$8.50	$9.74	$10.36
Income (loss) from investment operations:
Net investment income‡	0.12		0.29	0.30	0.29	0.37	0.49
Net realized and unrealized gain (loss)	0.24		1.17	0.85	1.26	(1.21)	(0.59)
Total income (loss) from investment operations	0.36		1.46	1.15	1.55	(0.84)	(0.10)
Less dividends in excess of net investment income	(0.17)		(0.33)	(0.30)	(0.29)	(0.40)	(0.52)
Net asset value, end of period	$11.93		$11.74	$10.61	$9.76	$8.50	$9.74
Total Return†	3.30	% (1)	13.94%	11.82%	18.42%	(9.09)%	(1.06)%
Ratios to Average Net Assets(3):
Expenses	1.30	% (2)	1.26%	1.26%	1.29%	1.23%	1.17%
Net investment income	2.04	% (2)	2.57%	2.87%	3.15%	3.67%	4.61%
Supplemental Data:
Net assets, end of period, in thousands	$61,309		$54,447	$3,562	$2,969	$1,858	$1,791
Portfolio turnover rate	10	% (1)	33%	33%	59%	67%	29%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.76		$10.62	$9.77	$8.51	$9.74	$10.37
Income (loss) from investment operations:
Net investment income‡	0.08		0.21	0.22	0.22	0.29	0.41
Net realized and unrealized gain (loss)	0.23		1.17	0.85	1.26	(1.20)	(0.60)
Total income (loss) from investment operations	0.31		1.38	1.07	1.48	(0.91)	(0.19)
Less dividends in excess of net investment income	(0.12)		(0.24)	(0.22)	(0.22)	(0.32)	(0.44)
Net asset value, end of period	$11.95		$11.76	$10.62	$9.77	$8.51	$9.74
Total Return†	2.88	% (1)	13.09%	10.94%	17.65%	(9.81)%	(1.83)%
Ratios to Average Net Assets(3):
Expenses	2.06	% (2)	2.01%	2.02%	2.04%	1.98%	1.95%
Net investment income	1.28	% (2)	1.82%	2.11%	2.40%	2.92%	3.83%
Supplemental Data:
Net assets, end of period, in thousands	$59,249		$74,844	$134,621	$144,468	$138,129	$186,994
Portfolio turnover rate	10	% (1)	33%	33%	59%	67%	29%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.72		$10.59	$9.75	$8.49	$9.72	$10.34
Income (loss) from investment operations:
Net investment income‡	0.08		0.20	0.22	0.22	0.29	0.41
Net realized and unrealized gain (loss)	0.23		1.18	0.84	1.26	(1.20)	(0.59)
Total income (loss) from investment operations	0.31		1.38	1.06	1.48	(0.91)	(0.18)
Less dividends in excess of net investment income	(0.12)		(0.25)	(0.22)	(0.22)	(0.32)	(0.44)
Net asset value, end of period	$11.91		$11.72	$10.59	$9.75	$8.49	$9.72
Total Return†	2.92	% (1)	13.11%	10.87%	17.57%	(9.73)%	(1.84)%
Ratios to Average Net Assets(3):
Expenses	2.03	% (2)	2.00%	2.02%	2.04%	1.98%	1.93%
Net investment income	1.31	% (2)	1.83%	2.11%	2.40%	2.92%	3.85%
Supplemental Data:
Net assets, end of period, in thousands	$19,733		$20,917	$20,671	$20,028	$16,399	$20,505
Portfolio turnover rate	10	% (1)	33%	33%	59%	67%	29%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.74		$10.61	$9.76	$8.50	$9.74	$10.36
Income (loss) from investment operations:
Net investment income‡	0.13		0.32	0.33	0.32	0.40	0.50
Net realized and unrealized gain (loss)	0.23		1.17	0.84	1.25	(1.22)	(0.57)
Total income (loss) from investment operations	0.36		1.49	1.17	1.57	(0.82)	(0.07)
Less dividends in excess of net investment income	(0.18)		(0.36)	(0.32)	(0.31)	(0.42)	(0.55)
Net asset value, end of period	$11.92		$11.74	$10.61	$9.76	$8.50	$9.74
Total Return†	3.33	% (1)	14.20%	12.08%	18.70%	(8.87)%	(0.80)%
Ratios to Average Net Assets(3):
Expenses	1.06	% (2)	1.01%	1.02%	1.04%	0.98%	0.95%
Net investment income	2.28	% (2)	2.82%	3.11%	3.40%	3.92%	4.83%
Supplemental Data:
Net assets, end of period, in thousands	$929		$2,103	$2,614	$2,480	$1,326	$136
Portfolio turnover rate	10	% (1)	33%	33%	59%	67%	29%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

38421RPT-RA06-00403P-Y03/06	MORGAN STANLEY FUNDS
Morgan Stanley Income Builder Fund Semiannual Report March 31, 2006

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Builder Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 18, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 18, 2006
                                  /s/ Francis Smith
                                  Francis Smith
                                  Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Income Builder Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2006                           /s/ Ronald E. Robison
                                             ---------------------------
                                             Ronald E. Robison
                                             Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Income Builder Fund and will be retained by Morgan
Stanley Income Builder Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Income Builder Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2006                           /s/ Francis Smith
                                             ----------------------
                                             Francis Smith
                                             Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Income Builder Fund and will be retained by Morgan
Stanley Income Builder Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9